Share-based payments - Disclosure of share option and award plans (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£) shares £ / shares	Dec. 31, 2022 GBP (£) shares £ / shares	Dec. 31, 2021 shares
DSVP / SVP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 1.49	£ 1.43
Weighted average share price at exercise/release during year (in GBP per share) | £ / shares	£ 1.68	£ 1.61
Weighted average remaining contractual life in years	1 year	1 year
Number of options/awards outstanding (in shares) | shares	435,820,000	445,673,000	370,505,000
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options/awards outstanding (in shares) | shares	51,363,000	47,610,000	47,480,000
Others | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 0.31	£ 0.38
Weighted average share price at exercise/release during year (in GBP per share) | £ / shares	£ 1.42	£ 1.59
Weighted average remaining contractual life in years	0 years	0 years
Others | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 1.69	£ 1.65
Weighted average share price at exercise/release during year (in GBP per share) | £ / shares	£ 1.69	£ 1.7
Weighted average remaining contractual life in years	2 years	2 years